Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Dec. 31, 2022 MMBTU
Derivative [Line Items]
Commodity volumes, gas	1,723,041
Financial contracts: Swaps
Derivative [Line Items]
Commodity volumes, gas	1,687,217
Options
Derivative [Line Items]
Commodity volumes, gas	35,824